Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Summary of trade and other receivables

As of December 31, 2021, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision for	December 31,
	2021	impairment	2021
Cash receivable from agents	3,295	(251)	3,044
Deposits issued to merchants	3,162	(16)	3,146
Commissions receivable	138	(11)	127
Other receivables*	5,236	(231)	5,005
Total financial assets	11,831	(509)	11,322
Advances issued	254	—	254
Total trade and other receivables	12,085	(509)	11,576

* Other receivables include receivables from sale of Tochka associate in the amount of 4,757

As of December 31, 2020, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision	December 31,
	2020	for impairment	2020
Cash receivable from agents	2,358	(150)	2,208
Deposits issued to merchants	4,639	(17)	4,622
Commissions receivable	135	(19)	116
Other receivables	343	(97)	246
Total financial assets	7,475	(283)	7,192
Advances issued	254	(1)	253
Total trade and other receivables	7,729	(284)	7,445

Summary of analysis of changes in loss allowances for receivables

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the years ended December 31 was the following:

	2019	2020	2021
ECL allowance as of January 1,	(366)	(289)	(284)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	(9)	(57)	(262)
Amounts written off	86	62	37
ECL allowance as of December 31,	(289)	(284)	(509)